Convertible Notes Payable - Schedule of Carrying Amounts of the Liability Component (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of the Liability Component [Line Items]
Principal Amount at Issuance	$ 2,260,000	$ 2,260,000	$ 4,904,167
Principal Amount at Balance Sheet Date	1,060,000	1,460,000	2,011,175
Unamortized Discount	224,460	509,954	1,124,653
Carrying Value	835,539	950,046	886,522
Fair Value	$ 1,260,000	$ 1,740,000	$ 2,413,410
2nd LIND Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity	ABVC	ABVC
Issuance Date	Nov. 17, 2023	Nov. 17, 2023
Maturity Date	May 19, 2025	May 19, 2025
Principal Amount at Issuance	$ 1,200,000	$ 1,200,000
Stated Interest Rate	0.00%	0.00%
Effective Interest Rate	86.94%	86.94%
Conversion Price (in Dollars per share)	$ 1	$ 1
Common Stock to be converted	ABVC	ABVC
Principal Amount at Balance Sheet Date	$ 200,000	$ 400,000
Unamortized Discount	26,110	118,048
Carrying Value	173,890	281,952
Fair Value	$ 240,000	$ 480,000
3rd LIND Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity	ABVC	ABVC
Issuance Date	Jan. 17, 2024	Jan. 17, 2024
Maturity Date	Jul. 17, 2025	Jul. 17, 2025
Principal Amount at Issuance	$ 1,000,000	$ 1,000,000
Stated Interest Rate	0.00%	0.00%
Effective Interest Rate	87.40%	87.40%
Conversion Price (in Dollars per share)	$ 1	$ 1
Common Stock to be converted	ABVC	ABVC
Principal Amount at Balance Sheet Date	$ 800,000	$ 1,000,000
Unamortized Discount	196,114	388,685
Carrying Value	603,886	611,315
Fair Value	$ 960,000	$ 1,200,000
Other Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity	AiBtl	AiBtl
Issuance Date	Nov. 01, 2024	Nov. 01, 2024
Maturity Date	Nov. 01, 2025	Nov. 01, 2025
Principal Amount at Issuance	$ 30,000	$ 30,000
Stated Interest Rate	0.00%	0.00%
Effective Interest Rate	6.89%	6.89%
Conversion Price (in Dollars per share)	$ 5	$ 5
Common Stock to be converted	AiBtl	AiBtl
Principal Amount at Balance Sheet Date	$ 30,000	$ 30,000
Unamortized Discount	1,119	1,610
Carrying Value	28,881	28,390
Fair Value	$ 30,000	$ 30,000
Other Note One [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity	AiBtl	AiBtl
Issuance Date	Nov. 05, 2024	Nov. 05, 2024
Maturity Date	Nov. 05, 2025	Nov. 05, 2025
Principal Amount at Issuance	$ 30,000	$ 30,000
Stated Interest Rate	0.00%	0.00%
Effective Interest Rate	6.89%	6.89%
Conversion Price (in Dollars per share)	$ 5	$ 5
Common Stock to be converted	AiBtl	AiBtl
Principal Amount at Balance Sheet Date	$ 30,000	$ 30,000
Unamortized Discount	1,118	1,611
Carrying Value	28,882	28,389
Fair Value	$ 30,000	$ 30,000
1st LIND Note [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			ABVC
Issuance Date			Feb. 23, 2023
Maturity Date			Aug. 23, 2024
Principal Amount at Issuance			$ 3,704,167
Stated Interest Rate			0.00%
Effective Interest Rate			61.42%
Conversion Price (in Dollars per share)			$ 3.5
Common Stock to be converted			ABVC
Principal Amount at Balance Sheet Date			$ 811,175
Unamortized Discount			290,063
Carrying Value			521,112
Fair Value			$ 973,410
Second LIND Note One [Member]
Schedule of Carrying Amounts of the Liability Component [Line Items]
Issuance Entity			ABVC
Issuance Date			Nov. 17, 2023
Maturity Date			May 19, 2025
Principal Amount at Issuance			$ 1,200,000
Stated Interest Rate			0.00%
Effective Interest Rate			86.94%
Conversion Price (in Dollars per share)			$ 1
Common Stock to be converted			ABVC
Principal Amount at Balance Sheet Date			$ 1,200,000
Unamortized Discount			834,590
Carrying Value			365,410
Fair Value			$ 1,440,000